Finance debt (Details 6) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 8,250
Balance	8,250
Brazil [Member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	829
Balance	$ 829
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2026
Available (Lines of Credit)	$ 5,000
Balance	$ 5,000
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	3/27/2019
Maturity	2/27/2024
Available (Lines of Credit)	$ 3,250
Balance	$ 3,250
Banco Do Brasil [Member] | Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	3/23/2018
Maturity	9/26/2026
Available (Lines of Credit)	$ 383
Balance	$ 383
Bradesco [Member] | Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	10/4/2018
Maturity	9/5/2025
Available (Lines of Credit)	$ 383
Balance	$ 383
Caixa Economica Federal [Member] | Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 63
Balance	$ 63